Schedule of Right of Use Assets and Liabilities (Details) - USD ($)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor			Predecessor	Successor
Operating cash flows used in operating activities		$ 4,786	$ 8,656	$ 24,249	$ 86,100	$ 100,099
Operating leases
Weighted average remaining lease term	29 days	1 year 29 days		10 months 2 days	1 year 29 days	29 days
Weighted average discount rate	6.50%	6.50%		6.50%	6.50%	6.50%